(Columbia Energy and Natural Resources Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Energy and Natural Resources Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, B, C, I, K (formerly, R4) and R shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class K Shares	Class R Shares
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	none	0.50%
Other expenses	[1]	0.35%	0.35%	0.35%	0.11%	0.41%	0.35%
Total annual Fund operating expenses		1.35%	2.10%	2.10%	0.86%	1.16%	1.60%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	978	1,272	2,105
Class B Shares	713	958	1,329	2,240
Class C Shares	313	658	1,129	2,431
Class I Shares	88	274	477	1,061
Class K Shares	118	368	638	1,409
Class R Shares	163	505	871	1,900

Expense Example, No Redemption (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	213	658	1,129	2,240
Class C Shares	213	658	1,129	2,431